Consolidated Statements of Equity - USD ($)		Total	Common Stock	Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income
BEGINNING BALANCE at Jun. 30, 2013		$ 26,860,319	$ 10,000	$ (10,000)	$ 19,011,464	$ 3,073,651	$ 2,688,661	$ 2,086,543
BEGINNING BALANCE, Shares at Jun. 30, 2013	[1]		8,000,000
Net income		10,692,174					10,692,174
Appropriation of statutory reserve						698,014	(698,014)
Foreign currency translation adjustments		94,109						94,109
ENDING BALANCE at Jun. 30, 2014		37,646,602	$ 10,000	$ (10,000)	$ 19,011,464	3,771,665	12,682,821	2,180,652
ENDING BALANCE, Shares at Jun. 30, 2014	[1]		8,000,000
Net income		8,679,571					8,679,571
Appropriation of statutory reserve						150,563	(150,563)
Foreign currency translation adjustments		326,188						326,188
ENDING BALANCE at Jun. 30, 2015		$ 46,652,361	$ 10,000	$ (10,000)	$ 19,011,464	$ 3,922,228	$ 21,211,829	$ 2,506,840
ENDING BALANCE, Shares at Jun. 30, 2015	[1]		8,000,000

[1]	Giving retroactive effect to the 4-for-5 reverse stock split effected on March 3, 2015.